Earnings per Share ("EPS") (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (EPS) [Abstract]
Net income/ (loss)	$ (17,557,125)	$ (283,498,759)	$ 22,895,280
Less: Net (income) / loss attributable to non-vested share awards	444,326	7,644,949	(849,650)
Net income / (loss) attributable to common shareholders	$ (17,112,799)	$ (275,853,810)	$ 22,045,630
Denominators
Weighted average common shares outstanding, basic and diluted	6,035,910	5,793,792	4,981,272
Net income/ (loss) per common share:
Net income / (loss) per common share, basic and diluted:	$ (2.84)	$ (47.61)	$ 4.43